Inventories (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Inventory, Net [Abstract]
Purchased materials and manufactured parts	$ 289	$ 359
Work in process	169	355
Finished goods	894	1,058
Inventories	1,352	1,772
Inventory valuation reserves	$ 100	$ 128